CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid in Capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2017	$ 1,026	$ 82,157	$ (50,476)	$ 32,707
Balance, shares at Dec. 31, 2017	14,958,339
Accumulated adjustment of adoption of ASC-606 ("Revenue From Contracts With Customers") at Dec. 31, 2017			257	257
Balance at Dec. 31, 2017	$ 1,026	82,157	(50,219)	32,964
Balance, shares adjusted at Dec. 31, 2017	14,958,339
Issuance of share capital, net of issuance cost	$ 84	1,986		2,070
Issuance of share capital, net of issuance cost, shares	1,167,898
Share based compensation		256		256
Net loss			(15,740)	(15,740)
Balance at Dec. 31, 2018	$ 1,110	84,399	(65,959)	$ 19,550
Balance, shares at Dec. 31, 2018	16,126,237			16,126,237
Exercise of options and warrants	$ 6	14		$ 20
Exercise of options and warrants, shares	87,991
Share based compensation		144		144
Receivable on account of share purchase		58		58
Detachable warrants		65		65
Net loss			(11,505)	(11,505)
Balance at Dec. 31, 2019	$ 1,116	$ 84,680	$ (77,464)	$ 8,332
Balance, shares at Dec. 31, 2019	16,214,228			16,214,228